Loans (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Loan	Dec. 31, 2012 Loan
Loans by class modified as troubled debt restructurings, payment default
Number of Loans, Subsequent default	1	1
Recorded Investment, Subsequent default	$ 589	$ 127
Commercial: Real Estate [Member]
Loans by class modified as troubled debt restructurings, payment default
Number of Loans, Subsequent default	1
Recorded Investment, Subsequent default	589
Mortgage [Member]
Loans by class modified as troubled debt restructurings, payment default
Number of Loans, Subsequent default		1
Recorded Investment, Subsequent default		$ 127